Acquisition - Narrative (Details) - A Train Simple Company $ in Millions	Jul. 19, 2016 USD ($) course
Business Acquisition [Line Items]
Cash consideration	$ 0.7
Number of courses | course	170
Content library
Business Acquisition [Line Items]
Acquired content library	$ 0.2